Prepaid Land Lease Payments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Arrangements Involving Legal Form Of Lease [Abstract]
Summary of Prepaid Land Lease Payments
	2017	2016
	US$’000	US$’000
Carrying amount as of January 1,	1,105	1,794
Recognized lease expense during the year	(35)	(57)
Classified as held for sales	—	(566)
Exchange difference	33	(66)
Carrying amount as of December 31,	1,103	1,105
Current portion included in prepayments	36	35
Non-current portion included in prepaid land lease payments	1,067	1,070